Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	Sep. 09, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Authorized share capital | $	$ 50,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value | $ / shares	$ 0.002
Authorized share capital conversion | shares	19,997,059.06
Class A Ordinary Shares [Member] | Pre-consolidation
Subsequent Events [Line Items]
Shares, unissued | shares	20
Ordinary share par value | $ / shares	$ 0.0001
Class A Ordinary Shares [Member] | Post-consolidation
Subsequent Events [Line Items]
Ordinary share par value | $ / shares	$ 0.002
Consolidated share | shares	1
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares, unissued | shares	5,002,940.94
Ordinary share par value | $ / shares	$ 0.002
Class B Ordinary Shares [Member] | Pre-consolidation
Subsequent Events [Line Items]
Shares, unissued | shares	20
Ordinary share par value | $ / shares	$ 0.0001
Class B Ordinary Shares [Member] | Post-consolidation
Subsequent Events [Line Items]
Ordinary share par value | $ / shares	$ 0.002
Consolidated share | shares	1